Condensed financial information of the Company (Condensed Statements of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ (105,952,020)	$ (80,111,405)	$ (79,462,680)
Adjustment to reconcile net income to net cash provided by operating activities:
Stock based compensation expense	3,382,628	4,894,478	7,828,255
Amortization of deferred charges	12,182,821	6,049,202	7,732,038
Loss on extinguishment of debt	21,443,949	15,879,702	12,123,750
Other deposits and prepayments	(13,203,444)	275,227,746	(258,358,536)
Other receivables	118,383,454	47,195,272	(114,240,396)
Other current assets	4,174,280	(2,783,559)	326,254
Other payable and accrued liabilities	(73,276,156)	91,455,504	101,375,219
Payroll and welfare payables	7,097,694	6,408,972	(2,073,425)
Amount due from related parties	(104,487,109)	(128,319,422)	(45,409,421)
Net cash used in operating activities	(22,901,923)	139,712,972	(159,881,300)
Cash flows from financing activities:
Changes in due from a subsidiary	(79,846,860)	82,725,874	66,414,412
Proceeds from short-term bank loans	310,137,935	256,681,062	203,622,120
Repayments of short-term bank loans	(201,583,103)	(51,330,241)	(444,479,915)
Proceeds from long-term bank loans	337,961,266	10,659,297	201,936,395
Repayments from long-term bank loans	(65,519,223)	(14,780,892)	(13,553,962)
Proceeds from other long-term debts	331,989,141	788,220,956	612,307,593
Repayment of other long-term debts	(218,895,920)	(236,322,138)	(369,338,675)
Purchase of treasury shares	(19,846,720)	(14,058,280)	(29,688,648)
Dividends to shareholders	(25,739,147)	(26,090,734)	(20,545,257)
Loss on extinguishment of debt	(6,795,362)	(13,000,000)	(12,123,750)
Proceeds from exercise of stock options	1,390,666	6,111,912	1,454,020
Net cash provided by/(used in) financing activities	(189,581,282)	1,154,478,621	343,824,125
Cash and cash equivalents, at the beginning of the year	894,551,480	578,244,378
Cash and cash equivalents, at end of the period	674,141,554	894,551,480	578,244,378
Parent Company [Member]
Cash flows from operating activities:
Net income	73,034,549	63,627,551	72,977,548
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(195,548,594)	(154,361,010)	(170,106,573)
Stock based compensation expense	3,152,908	4,266,373	7,085,958
Amortization of deferred charges	7,415,821	4,036,412	7,067,935
Loss on extinguishment of debt	(3,267,457)	15,879,702	12,123,750
Other deposits and prepayments	0	0	2,389,045
Other receivables	(665,428)	0	0
Other current assets	(203,789)	(2,214)	2,320
Other payable and accrued liabilities	7,342,974	4,874,134	3,679,102
Payroll and welfare payables	(590,356)	2,893,230	119,168
Amount due from related parties	213,796	(561,872)	0
Net cash used in operating activities	(109,115,576)	(59,347,694)	(64,661,747)
Cash flows from financing activities:
Changes in due from a subsidiary	53,143,354	(326,904,897)	181,515,577
Proceeds from short-term bank loans	0	24,294,636	0
Repayments of short-term bank loans	(13,250,000)	0	(146,208,974)
Proceeds from long-term bank loans	3,178,000	0	23,250,000
Repayments from long-term bank loans	0	0	0
Proceeds from other long-term debts	200,000,000	603,179,617	300,000,000
Repayment of other long-term debts	0	(201,002,731)	(186,164,616)
Purchase of treasury shares	(19,846,720)	(14,058,280)	(29,688,648)
Dividends to shareholders	(25,739,147)	(26,090,734)	(20,545,257)
Deferred charges	(4,082,815)	(13,952,084)	(7,621,208)
Purchase of shares under RSU plan	(7,797,949)	0	(4,003,999)
Loss on extinguishment of debt	0	(13,000,000)	(12,123,750)
Proceeds from exercise of stock options	1,390,666	6,111,912	1,454,020
Net cash provided by/(used in) financing activities	186,995,389	38,577,439	99,863,145
Net increase/(decrease) in cash and cash equivalents	77,879,813	(20,770,255)	35,201,398
Cash and cash equivalents, at the beginning of the year	15,726,978	36,497,233	1,295,835
Cash and cash equivalents, at end of the period	$ 93,606,791	$ 15,726,978	$ 36,497,233